UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Empirical Financial Services, LLC d/b/a Empirical Wealth Management
Address: 1420 5th Avenue
         Suite 1740
         Seattle, WA  98101

13F File Number:  028-14067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jaime Holderman
Title:     Chief Compliance Officer
Phone:     (206) 923-3474

Signature, Place, and Date of Signing:

 /s/ Jaime Holderman     Seattle, WA     May 02, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $155,775 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      206     2314 SH       SOLE                        0        0     2314
BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778     9204   258396 SH       SOLE                        0        0   258396
CLAYMORE EXCHANGE TRD FD TR    GUGG BRIC ETF    18383M100     2866   132153 SH       SOLE                        0        0   132153
DIAMOND FOODS INC              COM              252603105      228    10000 SH       SOLE                        0        0    10000
ISHARES TR                     S&P 100 IDX FD   464287101    48212   473030 SH       SOLE                        0        0   473030
MICROSOFT CORP                 COM              594918104     1079    33465 SH       SOLE                        0        0    33465
PACCAR INC                     COM              693718108      232     4956 SH       SOLE                        0        0     4956
PEPSICO INC                    COM              713448108      206     3101 SH       SOLE                        0        0     3101
PIMCO ETF TR                   1-3YR USTREIDX   72201R106    16809   324891 SH       SOLE                        0        0   324891
SCHWAB STRATEGIC TR            US BRD MKT ETF   808524102    19234   435156 SH       SOLE                        0        0   435156
SPDR INDEX SHS FDS             STOXX EUR 50 ETF 78463X103      807    19681 SH       SOLE                        0        0    19681
SPDR SERIES TRUST              MORGAN TECH ETF  78464A102     2003    37030 SH       SOLE                        0        0    37030
VANGUARD BD INDEX FD INC       LONG TERM BOND   921937793     9833   121476 SH       SOLE                        0        0   121476
VANGUARD INDEX FDS             S&P 500 ETF SH   922908413    18282   279511 SH       SOLE                        0        0   279511
VANGUARD INTL EQUITY INDEX F   GLB EX US ETF    922042676     3865    85969 SH       SOLE                        0        0    85969
VANGUARD SCOTTSDALE FDS        SHTRM GVT BD ETF 92206C102    18857   233436 SH       SOLE                        0        0   233436
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     3118    91615 SH       SOLE                        0        0    91615
WISDOMTREE TR                  LARGECAP GRWTH   97717X107      367     7079 SH       SOLE                        0        0     7079
WISDOMTREE TRUST               TOTAL DIVID FD   97717W109      207     4159 SH       SOLE                        0        0     4159
ZAGG INC                       COM              98884U108      160    15022 SH       SOLE                        0        0    15022